CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - RUB (₽) ₽ in Millions	Share capital	Share premium	Equity-settled employee benefits reserves	Retained earnings/ (Accumulated losses)	Total
Balance at beginning at Dec. 31, 2018		₽ 7		₽ 437	₽ 444
Loss and total comprehensive loss for the year				(806)	(806)
Contribution from shareholders		118			118
Other payments to shareholders				(1)	(1)
Balance at ending at Dec. 31, 2019		125		(370)	(245)
Loss and total comprehensive loss for the year				(627)	(627)
Balance at ending at Dec. 31, 2020	₽ 0	125		(997)	(872)
Loss and total comprehensive loss for the year				(2,857)	(2,857)
Effect arising from the share split	2				2
Issue of ordinary shares, net of transaction costs		7,489			7,489
Share-based payments			₽ 110		110
Balance at ending at Dec. 31, 2021	₽ 2	₽ 7,614	₽ 110	₽ (3,854)	₽ 3,872